UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS 95.88%

Air Transportation, Scheduled - 1.93%
14,966	Alaska Air Group, Inc.	$ 1,189,049

Apparel & Other Finished Products of Fabrics & Similar Material - 1.91%
12,993	Carter's, Inc.	1,177,686

Biological Products (No Diagnostic Substances) - 1.36%
21,687	Seattle Genetics, Inc. *	836,251

Computer Communications Equipment - 1.26%
6,687	F5 Networks, Inc. *	774,355

Computer Peripheral Equipment, NEC - 1.95%
28,283	Fortinet, Inc. *	1,201,462

Dental Equipment & Supplies - 1.61%
10,613	Sirona Dental Systems, Inc. *	990,617

Drilling Oil & Gas Wells - 0.69%
9,038	Helmerich & Payne, Inc.	427,136

Electromedical & Electrotherapeutic Apparatus - 1.30%
10,874	Varian Medical Systems, Inc. *	802,284

Electronic Computers - 0.68%
3,822	Apple, Inc.	420,229

Fabricated Structural Metal Products - 1.02%
6,587	Valmont Industries, Inc.	625,040

Food & Kindred Products - 3.31%
47,600	Flowers Foods, Inc.	1,177,624
12,263	Mead Johnson Nutrition Co.	863,315
		2,040,939
Hazardous Waste Management - 1.68%
7,436	Stericycle, Inc. *	1,035,463

Heavy Construction Other Than Building Const - Contractors - 0.60%
8,670	Fluor Corp.	367,175

Industrial Organic Chemicals - 3.00%
11,093	International Flavors & Fragrances, Inc.	1,145,463
1,962	NewMarket Corp.	700,434
		1,845,897
Leather & Leather Products - 0.67%
9,778	Michael Kors Holding, Ltd. *	413,023

Measuring & Controlling Device - 0.51%
19,164	Trimble Navigation Ltd. *	314,673

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 1.75%
12,550	Cintas Corp.	1,076,163

Miscellaneous Fabricated Metal Products - 1.22%
7,704	Parker Hannifin Corp.	749,599

Miscellaneous Food Preparation & Kindred Products - 1.08%
80,086	McCormick & Co., Inc.	664,507

Miscellaneous Transportation Equipment - 1.50%
7,706	Polaris Industries, Inc.	923,718

Motor Vehicle Parts & Accessories - 2.61%
7,782	Autoliv, Inc.	848,316
48,934	Gentex Corp.	758,722
		1,607,038
Motor Vehicle & Passenger Car Bodies - 1.22%
7,147	WABCO Holdings, Inc. *	749,220

Motors & Generators - 1.40%
16,488	Ametek, Inc.	862,652

Oil & Gas Field Machinery & Equipment - 1.07%
6,950	Drill-Quip, Inc. *	404,629
8,154	FMC Technologies, Inc. *	252,774
		657,403
Ophthalmic goods - 1.74%
7,189	The Cooper Companies, Inc.	1,070,155

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.33%
14,395	Align Technology, Inc. *	817,060

Pharmaceutical Preparations - 5.53%
4,762	Alexion Pharmaceuticals, Inc. *	743,824
8,350	Biomarin Pharmaceutical, Inc. *	879,422
15,660	Medivation, Inc. *	665,550
5,170	Perrigo Co.	813,086
646	Regeneron Pharmaceuticals, Inc. *	300,480
		3,402,362
Retail-Apparel & Accessory Stores - 1.16%
24,769	Hanesbrands, Inc.	716,815

Retail-Auto & Home Supply Stores - 2.12%
5,228	O'Reilly Automotive, Inc. *	1,305,588

Retail-Building Materials, Hardware, Garden Supply - 1.40%
10,234	Tractor Supply Co.	862,624

Retail-Family Clothing Stores - 1.21%
25,368	Urban Outfitters, Inc. *	745,058

Retail-Home Furniture, Furnishings & Equipment Stores - 2.56%
13,377	Bed Bath & Beyond, Inc. *	762,757
10,620	Williams-Sonoma, Inc.	810,837
		1,573,594
Retail-Jewelry Stores - 1.20%
9,530	Tiffany & Co.	735,907

Retail-Shoe Stores - 3.11%
23,382	DSW, Inc.	591,798
18,367	Footlocker, Inc.	1,321,873
		1,913,671
Retail-Variety Stores - 1.96%
16,701	Dollar General Corp.	1,209,820

Rubber & Plastics Footware - 0.91%
9,599	Deckers Outdoor Corp. *	557,318

Semiconductors & Related Devices - 6.62%
5,448	Ambarella, Inc. *	314,840
13,622	IPG Photonics Corp. *	1,034,863
22,062	Maxim Integrated Products, Inc.	736,650
19,266	Microchip Technology, Inc.	830,172
13,771	Skyworks Solution, Inc.	1,157,728
		4,074,253
Services-Business Services, NEC - 2.67%
16,105	Akamai Technologies, Inc. *	1,112,211
429	Priceline.com, Inc. *	530,613
		1,642,824
Services-Computer Integrated Systems - 1.62%
14,298	Jack Henry & Associates, Inc.	995,284

Services-Computer Processing & Data Preparation - 1.90%
11,101	DST Systems, Inc.	1,167,159

Services-Computer Programming & Data Preparation - 1.18%
10,262	VeriSign, Inc. *	724,087

Services-Computer Programming, Data Processing, Etc. - 2.56%
6,882	IHS, Inc. *	798,312
4,101	LinkedIn Corp., Class-A *	779,723
		1,578,035
Services-Consumer Credit Report - 1.86%
11,758	Equifax, Inc.	1,142,642

Services-Help Supply Services - 1.73%
20,805	Robert Half International, Inc.	1,064,384

Services-Hospitals - 1.79%
14,320	Mednax, Inc. *	1,099,633

Services-Prepackaged Software - 3.87%
48,506	Cadence Design Systems, Inc. *	1,003,104
13,604	Splunk, Inc. *	752,981
32,181	Symantec Corp.	626,242
		2,382,327
Special Industry Machinery, NEC - 1.37%
12,877	LAM Research Corp.	841,254

Trucking (No Local) - 1.53%
15,442	Old Dominion Freight Line, Inc. *	941,962

Watches, Clocks, Clockwork Operated Devices/Parts - 0.61%
6,725	Fossil Group, Inc. *	375,793

Water Transportation - 0.66%
6,541	Kirby Corp. *	405,215

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.79%
11,613	AmerisourceBergen Corp.	1,103,119

Wholesale-Groceries, General Line - 1.22%
15,441	United Natural Foods, Inc. *	749,043

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.48%
6,870	Henry Schein, Inc. *	911,786

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.90%
41,274	LKQ Corp. *	1,170,531

TOTAL FOR COMMON STOCKS (Cost $54,234,529) - 95.88%		$ 59,030,882

TOTAL INVESTMENTS (Cost $54,234,529) ** - 95.88%		$ 59,030,882

OTHER ASSETS LESS LIABILITIES - 4.12%		2,539,084

NET ASSETS - 100.00%		$ 61,569,966

* Non-income producing securities during the period.

** At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,234,529 amounted to $4,796,354, which consisted of aggregate gross unrealized appreciation of $10,027,241 and aggregate gross unrealized depreciation of $5,230,887.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,234,529 amounted to $4,796,354, which consisted of aggregate gross unrealized appreciation of $10,027,241 and aggregate gross unrealized depreciation of $5,230,887.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$59,030,882	$0	$0	$59,030,882
Total	$59,030,882	$0	$0	$59,030,882

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2015

Shares		Value

COMMON STOCKS - 7.21%

Beverages - 0.37%
1,505	PepsiCo, Inc.	$ 141,922
4,889	The Coca-Cola Co.	196,147
		338,069
Commercial Bank Non-US - 0.69%
336,783	Kuwait Finance House (Kuwait) *	633,182

Construction, Mining & Materials Handling Machinery & Equipment - 0.20%
3,201	Dover Corp.	183,033

Converted Paper & Paperboard Products - 0.21%
1,782	Kimberly- Clark Corp.	194,309

Cutlery, Handtools & General Hardware - 0.20%
1,925	Stanley Black & Decker, Inc.	186,686

Electromedical & Electrotherapeutic Apparatus - 0.19%
2,619	Medtronic, Inc.	175,316

Electronic & Other Electrical Equipment - 0.19%
3,993	Emerson Electric Co.	176,371

Fats & Oils - 0.19%
4,267	Archer-Daniels-Midland Co.	176,867

General Industrial Machinery & Equipment - 0.20%
2,254	Illinois tool Works, Inc.	185,527

Household Furniture - 0.20%
4,359	Leggett & Platt, Inc.	179,809

Industrial Inorganic Chemicals - 0.14%
1,008	Air Products & Chemicals, Inc.	128,601

Men's & Boys Furnishings - 0.41%
2,249	Cintas Corp.	192,852
2,666	V.F. Corp.	181,848
		374,700
Miscellaneous Food Preparations & Kindred Products - 0.16%
1,806	McCormick & Co., Inc.	148,417

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.19%
1,986	PPG Industries, Inc.	174,152

Perfumes, Cosmetics & Other Toilet Preparations - 0.21%
3,041	Colgate-Palmolive Co.	192,982

Pharmaceutical Preparations - 0.56%
4,265	Abbott Laboratories	171,538
2,926	AbbVie, Inc.	159,204
1,993	Johnson & Johnson	186,046
		516,788
Retail-Building Materials, Hardware, Garden Supply - 0.18%
731	The Sherwin-Williams Co.	162,852

Retail-Drug Stores & Proprietary Store - 0.20%
2,206	Walgreen Co.	183,319

Retail-Lumber & Other Building Materials - 0.15%
2,008	Lowe's Companies, Inc.	138,391

Services-Computer Processing & Data Preparation - 0.21%
2,440	Automatic Data Processing, Inc.	195,932

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.42%
1,768	Ecolab, Inc.	193,985
2,682	The Procter & Gamble Co.	192,943
		386,928
Special Industry Machinery - 0.19%
3,377	Pentair Ltd.	172,362

Specialty Cleaning, Polishing & Sanita - 0.22%
1,720	The Clorox Co.	198,712

Steel Works, Blast Furnaces Rolling Mills - 0.18%
4,517	Nucor Corp.	169,613

Surgical & Medical Instruments & Apparatus - 0.37%
1,350	3M Co.	191,389
789	C.R. Bard, Inc.	146,999
		338,388
Wholesale-Motor Vehicle Supplies & New Parts - 0.21%
2,324	Genuine Parts Co.	192,636

Wholesale-Chemicals & Allied Products - 0.21%
1,364	Sigma-Aldrich Corp.	189,487

Wholesale-Drugs Proprietaries & Druggist - 0.15%
1,758	Cardinal Health, Inc.	135,049

Wholesale-Durable Goods - 0.20%
873	W.W. Grainger, Inc.	187,704

TOTAL FOR COMMON STOCKS (Cost $5,859,692) - 7.21%		6,616,182

SUKUKS - 56.16%
3,150,000	ADCB Islamic Finance, 4.071%, 11/22/2016 (Cayman Islands)	3,252,425
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	313,950
3,200,000	ADIB Sukuk, 3.745% 11/04/2015 (United Arab Emirates)	3,211,520
1,300,000	AHB Sukuk Co., 3.267%, 10/08/2018 (Cayman Islands)	1,342,250
1,600,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019	1,640,000
2,400,000	BSF Sukuk Ltd., 2.947%, 5/22/2017 (Cayman Islands)	2,462,784
1,000,000	Dewa Sukuk 2013 Ltd., 3.00%, 3/05/2018 (Cayman Islands)	1,028,370
1,000,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands) **	1,045,000
1,700,000	DP World, Ltd., Series REGS, 6.25%, 7/02/2017	1,810,194
1,900,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	1,974,100
2,400,000	EIB Sukuk, Ltd. 4.718%, 1/18/2017 (United Arab Emirates)	2,485,560
1,575,000	Emaar Sukuk, Ltd. 8.50%, 8/3/2016 (Cayman Islands)	1,673,437
500,000	EMG Sukuk, Ltd. 4.564%, 6/18/2024 (Cayman Islands)	516,844
378,960	Emirat Medjool Ltd., 3.875%, 3/19/2023 (Cayman Islands)	387,013
3,000,000	FGB Sukuk Co., Ltd., 3.797%, 8/2/2016 (Cayman Islands)	3,066,000
1,150,000	FGB Sukuk Co., Ltd., 4.046%, 1/18/2017 (Cayman Islands)	1,188,813
3,300,000	HBME Sukuk Co., Ltd., 3.575%, 6/02/2016 (Cayman Islands)	3,349,863
300,000	IDB Trust Services, Ltd., 1.535%, 6/04/2018 (Jersey)	303,000
1,300,000	IDB Trust Services, Ltd., 1.8125%, 3/06/2019 (Jersey)	1,318,590
1,500,000	IDB Trust Services, Ltd., 2.35%, 5/25/2016 (Jersey)	1,517,715
2,730,000	MAF Sukuk, Ltd., 5.85%, 2/07/2017 (Cayman Islands)	2,875,373
2,170,000	Malaysia Government of Series REGS, 2.991%, 7/06/2016 (Malaysia)	2,196,257
2,500,000	Ooredoo Tamweel Ltd., 3.039%, 12/03/2018 (Cayman Islands)	2,568,750
600,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	547,500
1,900,000	Perusahaan Pener Indois Sukuk, 4.00%, 11/21/2018 (Indonesia)	1,966,500
500,000	Perusahaan Pener SBSN Indois Sukuk III, 4.35%, 9/10/2024 (Indonesia)	465,000
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015 (United Arab Emirates)	580,580
2,400,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	2,451,000
500,000	Saudi Electricity Global Sukuk, 3.473%, 4/08/2023 (Cayman Islands)	510,625
450,000	Saudi Electricity Global Sukuk, 4.211%, 4/03/2022 (Saudi Arabia)	481,252
1,700,000	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/2018 (Cayman Islands)	1,785,459
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	498,705
750,000	Zar Sovereign Capital Fund Property Ltd., 3.903%, 6/24/2020 (South Africa)	744,375

TOTAL FOR SUKUKS (Cost $51,965,538) - 56.16%		51,558,804

BANK DEPOSITS - 20.71%
1,000,000	Arab Banking Corp., NY Branch, 0.59%, 10/06/2015 (Bahrain)	1,000,000
1,000,000	Arab Banking Corp., NY Branch, 0.59%, 10/13/2015 (Bahrain)	1,000,000
1,000,000	Arab Banking Corp., NY Branch, 0.62%, 12/15/2015 (Bahrain)	1,000,000
1,000,000	Arab Banking Corp., NY Branch, 0.75%, 01/20/2016 (Bahrain)	1,000,000
683,012	Kuveyt Turk Participation Bank, 1.6972%, 11/13/2015 (Turkey)	683,012
2,000,000	Kuveyt Turk Participation Bank, 1.766778%, 11/11/2015 (Turkey)	2,000,000
1,210,245	Kuveyt Turk Participation Bank, 1.77804%, 11/04/2015 (Turkey)	1,210,245
1,099,197	Kuveyt Turk Participation Bank, 2.69%, 10/18/2015 (Turkey)	1,099,197
1,000,000	MayBank Islamic Bank, 0.65%, 01/26/2016 (Malaysia)	1,000,000
1,000,000	MayBank Islamic Bank, 0.80%, 05/05/2016 (Malaysia)	1,000,000
2,000,000	MayBank Islamic Bank, 1.00%, 08/19/2016 (Malaysia)	2,000,000
1,999,955	Turkiye Finans Bank, 2.03%, 11/23/2015 (Turkey)	1,999,955
1,999,955	Turkiye Finans Bank, 2.03%, 11/27/2015 (Turkey)	1,999,955
2,000,000	Turkiye Finans Bank, 2.34%, 12/13/2015 (Turkey)	2,000,000
24,007	Turkiye Finans Bank, Current Account (Turkey)	24,007

TOTAL FOR BANK DEPOSITS (Cost $19,016,371) 20.71%		19,016,371

SHORT TERM INVESTMENTS - 1.53%
738,800	Albaraka Turk Participation Bank, 1.88%, 10/30/2015 (Turkey)	738,800
669,950	Albaraka Turk Participation Bank, 1.95%, 11/16/2015 (Turkey)	669,950

TOTAL SHORT-TERM INVESTMENTS (Cost $1,408,750) - 1.53%		1,408,750

TOTAL FOR INVESTMENTS (Cost $78,250,351) *** - 85.61%		78,600,107

OTHER ASSETS LESS LIABILITIES - 14.39%		13,212,729

NET ASSETS - 100.00%		$ 91,812,836

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at September 30, 2015.

*** At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $78,250,351 amounted to $1,102,156, which consisted of aggregate gross unrealized appreciation of $1,519,955 and aggregate gross unrealized depreciation of $417,799.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $78,250,351 amounted to $1,102,156, which consisted of aggregate gross unrealized appreciation of $1,519,955 and aggregate gross unrealized depreciation of $417,799.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,616,182	$0	$0	$6,616,182
Sukuks	$51,558,804	$0	$0	$0
Cash Equivalents	$20,425,121	$0	$0	$20,425,121
Total	$78,600,107	$0	$0	$78,600,107

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 27, 2015